Note 12 - Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 12 - Income Taxes

The components of income tax expense for the years ended December 31, 2015 and 2014 are as follows:

	2015	2014
Federal:	(In Thousands)
Current	$731	$836
Deferred	(38)	(164)
	693	672
State, current	30	22
	$723	$694

The following table represents reconciliation between the reported income tax expense and the income tax expense which would be computed by applying the normal federal income tax rate of 34% to income before taxes for the years ended December 31, 2015 and 2014 is as follows:

	2015	2014
	(In Thousands)
Federal income tax at statutory rate	$677	$658
State tax, net of federal benefit	20	13
Stock compensation expense	49	35
Other	(23)	(12)
	$723	$694

The components of the net deferred tax asset at December 31, 2015 and 2014 are as follows:

	2015	2014
Deferred tax assets:	(In Thousands)
Allowance for loan losses	$446	$390
Stock-based compensation	35	39
Interest on non-accrual loans	2	17
Unrealized loss on investment securities available for sale	6	18
Deferred loan fees	176	167
Organization cost	2	3
Total deferred tax assets	667	634

Deferred tax liabilities:
Bank premises and equipment	(138)	(131)
Total deferred tax liabilities	(138)	(131)

Net Deferred Tax Asset	$529	$503

The net deferred tax asset at December 31, 2015 and 2014 of $529,000 and $503,000, respectively, is included in other assets.

No valuation allowance was established at December 31, 2015 and 2014, in view of the Company's ability to carry back taxes paid in previous years and certain tax strategies, coupled with the anticipated future taxable income as evidenced by the Company's earnings potential.